SIGNIFICANT ACQUISITIONS (Details) (USD $)	12 Months Ended				12 Months Ended		1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 United Investors	Dec. 31, 2010 United Investors PLICO	Dec. 31, 2011 Liberty Life	Apr. 29, 2011 Liberty Life PLICO	Apr. 30, 2011 Liberty Life PLICO Athene Life Re
Significant acquisitions
Aggregate purchase price				$ 363,300,000		$ 225,150,000
Capital invested						321,000,000
Investment in surplus note issued by Athene Life Re							40,000,000
ASSETS
Investments						1,768,297,000
Cash						35,959,000
Accrued investment income						154,000
Accounts and premiums receivable, net						877,000
Reinsurance receivable						9,511,000
Value of business acquired						135,876,000
Other assets						1,000
Total assets						1,950,675,000
LIABILITIES
Policy liabilities and accrual						1,665,294,000
Annuity account balances						4,420,000
Other policyholders' funds						24,977,000
Other liabilities						30,834,000
Total liabilities						1,725,525,000
NET ASSETS ACQUIRED				363,300,000		225,150,000
Pro forma condensed consolidated results of operations
Revenue	3,648,971,000	3,482,514,000
Revenue since transaction date			105,900,000		175,900,000
Net income	316,429,000	272,436,000
Net income since transaction date			$ 24,300,000		$ 38,200,000
EPS - basic (in dollars per share)	$ 3.71	$ 3.15
EPS - diluted (in dollars per share)	$ 3.66	$ 3.11